INCOME TAX (Details Narrative) - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 10,173,000	$ 9,172,000
State and City [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 14,290,000	$ 10,218,000